Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Stockholders' Equity [Abstract]
Cash dividends per share	$ 1.4525	$ 1.4425	$ 1.41